Summary of Significant Accounting Policies: Investments (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Investments

(cc)         Investments

The Group recognizes all its debt and equity investments in accordance with FASB ASC 320, “Investments - Debt and Equity Securities” (“ASC 320”). At acquisition, the Group classifies debt and equity securities into one of three categories: held-to-maturity, available-for-sale or trading. At each reporting date the Group reassesses the appropriateness of the classification.

Held-to-maturity securities

Investments in debt securities that the Group has both the ability and the intent to hold to maturity are classified as held-to-maturity and measured at amortized cost in the consolidated financial statements.

Trading securities

Investments (debt or equity), which the Group intends to sell in the near term, and which are usually acquired as part of the Group’s established strategy to buy and sell, generating profits based on short-term price movements, are classified by the Group as trading securities. Changes in fair value of trading securities are recognized in earnings.

Available-for-sale securities

Investments (debt or equity), which are not classified as held-to-maturity or trading are classified as available-for-sale. Change in their fair value is reflected in other comprehensive income (loss).

Recoverability of equity method and other investments

Management periodically assesses the recoverability of the Group’s equity method and other investments. For investments in publicly traded entities, readily available quoted market prices are an indication of the fair value of the investments. For investments in non-publicly traded entities, if an identified event or change in circumstances requires an evaluation, management assesses their fair value based on valuation techniques including discounted cash flow estimates or sales proceeds, external appraisals and market prices of similar investments as appropriate.

Management considers the assumptions that a hypothetical market place participant would use in his analysis of discounted cash flows models and estimates of sales proceeds. If an investment is considered to be impaired and the decline in value is other than temporary, the Group records an impairment loss.